CONVERTIBLE NOTES (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Convertible notes	¥ 2,054,579	¥ 1,997,440	¥ 1,188,192
Less: debt issuance cost	(7,085)	(6,977)	(12,868)
2019 Notes
Debt Instrument [Line Items]
Convertible notes			¥ 1,201,060
2020 Notes
Debt Instrument [Line Items]
Convertible notes	345,939	330,934
2021 Notes
Debt Instrument [Line Items]
Convertible notes	36,595	34,998
2024 Notes
Debt Instrument [Line Items]
Convertible notes	¥ 1,679,130	¥ 1,638,485